Reportable Segments (Notes)	12 Months Ended
Dec. 31, 2014
Reportable Segments [Abstract]
REPORTABLE SEGMENTS
REPORTABLE SEGMENTS:
Our financial statements currently reflect the following reportable segments, which conduct their business in the United States, as follows:
•intrastate transportation and storage;
•interstate transportation and storage;
•midstream;
•liquids transportation and services;
•investment in Sunoco Logistics;
•retail marketing; and
•all other.
Previously, our reportable segments included a separate segment for NGL transportation and services, which has now been combined into our liquids transportation and services segment and includes our operations related to NGL and crude, except for the crude transportation operations that are included in Sunoco Logistics.  The liquids transportation and services segment includes the Bakken crude project, for which capital expenditures had previously been reported in the “All other” segment.
During the fourth quarter 2013, management realigned the composition of our reportable segments, and as a result, our natural gas marketing operations are now aggregated into the “all other” segment. These operations were previously reported in the midstream segment. Based on this change in our segment presentation, we have recast the presentation of our segment results for the prior years to be consistent with the current year presentation.
Intersegment and intrasegment transactions are generally based on transactions made at market-related rates. Consolidated revenues and expenses reflect the elimination of all material intercompany transactions.
Revenues from our intrastate transportation and storage segment are primarily reflected in natural gas sales and gathering, transportation and other fees. Revenues from our interstate transportation and storage segment are primarily reflected in gathering, transportation and other fees. Revenues from our midstream segment are primarily reflected in natural gas sales, NGL sales and gathering, transportation and other fees. Revenues from our liquids transportation and services segment are primarily reflected in NGL sales and gathering, transportation and other fees. Revenues from our investment in Sunoco Logistics segment are primarily reflected in crude sales. Revenues from our retail marketing segment are primarily reflected in refined product sales.
In connection with the Regency Merger, Regency’s operations were aggregated into ETP’s existing segments. Regency’s gathering and processing operations were aggregated into our midstream segment. Regency’s natural gas transportation operations were aggregated into our intrastate transportation and storage and interstate transportation and storage segments. Regency’s contract services and natural resources operations were aggregated into our all other segment. Additionally, in June 2015 Regency’s 30% equity interest in Lone Star was transferred to ETC OLP.
We report Segment Adjusted EBITDA as a measure of segment performance. We define Segment Adjusted EBITDA as earnings before interest, taxes, depreciation, amortization and other non-cash items, such as non-cash compensation expense, gains and losses on disposals of assets, the allowance for equity funds used during construction, unrealized gains and losses on commodity risk management activities, non-cash impairment charges, loss on extinguishment of debt, gain on deconsolidation and other non-operating income or expense items. Unrealized gains and losses on commodity risk management activities include unrealized gains and losses on commodity derivatives and inventory fair value adjustments (excluding lower of cost or market adjustments). Segment Adjusted EBITDA reflects amounts for unconsolidated affiliates based on the Partnership’s proportionate ownership.
The following tables present financial information by segment:

	Years Ended December 31,
	2014	2013	2012
Revenues:
Intrastate transportation and storage:
Revenues from external customers	$2,645	$2,242	$2,010
Intersegment revenues	212	210	181
	2,857	2,452	2,191
Interstate transportation and storage:
Revenues from external customers	1,057	1,270	1,109
Intersegment revenues	15	39	—
	1,072	1,309	1,109
Midstream:
Revenues from external customers	4,770	3,220	2,869
Intersegment revenues	2,053	1,056	208
	6,823	4,276	3,077
Liquids transportation and services:
Revenues from external customers	3,730	2,025	619
Intersegment revenues	181	101	31
	3,911	2,126	650
Investment in Sunoco Logistics:
Revenues from external customers	17,920	16,480	3,109
Intersegment revenues	168	159	80
	18,088	16,639	3,189
Retail marketing:
Revenues from external customers	22,484	21,004	5,926
Intersegment revenues	3	8	—
	22,487	21,012	5,926
All other:
Revenues from external customers	2,869	2,094	1,322
Intersegment revenues	462	503	440
	3,331	2,597	1,762
Eliminations	(3,094)	(2,076)	(940)
Total revenues	$55,475	$48,335	$16,964

	Years Ended December 31,
	2014	2013	2012
Cost of products sold:
Intrastate transportation and storage	$2,169	$1,737	$1,394
Midstream	4,893	3,130	2,120
Liquids transportation and services	3,166	1,654	361
Investment in Sunoco Logistics	17,110	15,574	2,885
Retail marketing	21,154	20,150	5,757
All other	2,975	2,337	1,511
Eliminations	(3,078)	(2,028)	(940)
Total cost of products sold	$48,389	$42,554	$13,088

	Years Ended December 31,
	2014	2013	2012
Depreciation, depletion and amortization:
Intrastate transportation and storage	$125	$122	$122
Interstate transportation and storage	203	244	209
Midstream	569	335	277
Liquids transportation and services	113	91	53
Investment in Sunoco Logistics	296	265	63
Retail marketing	189	114	28
All other	174	125	106
Total depreciation and amortization	$1,669	$1,296	$858

	Years Ended December 31,
	2014	2013	2012
Equity in earnings (losses) of unconsolidated affiliates:
Intrastate transportation and storage	$27	$30	$33
Interstate transportation and storage	196	182	162
Midstream	10	1	(10)
Liquids transportation and services	(3)	(2)	2
Investment in Sunoco Logistics	23	18	5
Retail marketing	2	2	1
All other	77	5	19
Total equity in earnings of unconsolidated affiliates	$332	$236	$212

	Years Ended December 31,
	2014	2013	2012
Segment Adjusted EBITDA:
Intrastate transportation and storage	$559	$521	$667
Interstate transportation and storage	1,212	1,368	1,117
Midstream	1,349	766	613
Liquids transportation and services	591	350	209
Investment in Sunoco Logistics	971	871	219
Retail marketing	731	325	109
All other	297	203	205
Total Segment Adjusted EBITDA	5,710	4,404	3,139
Depreciation, depletion and amortization	(1,669)	(1,296)	(858)
Interest expense, net of interest capitalized	(1,165)	(1,013)	(788)
Gain on deconsolidation of Propane Business	—	—	1,057
Gain on sale of AmeriGas common units	177	87	—
Goodwill impairment	(370)	(689)	—
Gains (losses) on interest rate derivatives	(157)	44	(4)
Non-cash unit-based compensation expense	(68)	(54)	(47)
Unrealized gains (losses) on commodity risk management activities	112	42	2
Inventory valuation adjustments	(473)	3	(75)
Loss on extinguishment of debt	(25)	(7)	(124)
Non-operating environmental remediation	—	(168)	—
Adjusted EBITDA related to discontinued operations	(27)	(76)	(99)
Adjusted EBITDA related to unconsolidated affiliates	(748)	(722)	(646)
Equity in earnings of unconsolidated affiliates	332	236	212
Other, net	(36)	19	48
Income from continuing operations before income tax expense	$1,593	$810	$1,817

	December 31,
	2014	2013	2012
Assets:
Intrastate transportation and storage	$4,984	$5,048	$5,340
Interstate transportation and storage	10,779	11,537	12,376
Midstream	15,562	7,847	7,189
Liquids transportation and services	4,568	4,321	3,742
Investment in Sunoco Logistics	13,619	11,650	10,291
Retail marketing	8,930	3,936	3,926
All other	4,232	5,561	5,530
Total assets	$62,674	$49,900	$48,394

	Years Ended December 31,
	2014	2013	2012
Additions to property, plant and equipment excluding acquisitions, net of contributions in aid of construction costs (accrual basis):
Intrastate transportation and storage	$169	$47	$37
Interstate transportation and storage	411	152	133
Midstream	1,298	1,114	1,633
Liquids transportation and services	427	448	1,306
Investment in Sunoco Logistics	2,510	1,018	139
Retail marketing	259	176	58
All other	420	372	227
Total additions to property, plant and equipment excluding acquisitions, net of contributions in aid of construction costs	$5,494	$3,327	$3,533

	December 31,
	2014	2013	2012
Advances to and investments in unconsolidated affiliates:
Intrastate transportation and storage	$423	$443	$652
Interstate transportation and storage	2,649	2,588	2,723
Midstream	138	36	36
Liquids transportation and services	31	29	29
Investment in Sunoco Logistics	226	125	118
Retail marketing	19	22	21
All other	274	807	1,189
Total advances to and investments in unconsolidated affiliates	$3,760	$4,050	$4,768